SCHEDULE OF REVENUES (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Product Information [Line Items]
Total	$ 112,399	$ 1,212,264
Service [Member] | Software Development Services [Member]
Product Information [Line Items]
Total		1,093,327
Service [Member] | Maintenance and Other Similar Services [Member]
Product Information [Line Items]
Total	$ 112,399	$ 118,937